AmericaFirst Large Cap Share Buyback Fund
Investment Objective
The Fund’s investment objective is to provide you with growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 33 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AmericaFirst Large Cap Share Buyback Fund - USD ($)	AmericaFirst Large Cap Share Buyback Fund Class A	AmericaFirst Large Cap Share Buyback Fund Class I	AmericaFirst Large Cap Share Buyback Fund Class U
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none	1.00%
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AmericaFirst Large Cap Share Buyback Fund		AmericaFirst Large Cap Share Buyback Fund Class A	AmericaFirst Large Cap Share Buyback Fund Class I	AmericaFirst Large Cap Share Buyback Fund Class U
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses	[1]	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses		2.21%	1.96%	2.96%
Fee Waiver	[2]	none	(0.46%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver		2.21%	1.50%	2.95%
[1]	Estimated for the current fiscal year.
[2]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.50% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2018. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AmericaFirst Large Cap Share Buyback Fund - USD ($)	One Year	Three Years
AmericaFirst Large Cap Share Buyback Fund Class A	713	1,157
AmericaFirst Large Cap Share Buyback Fund Class I	153	571
AmericaFirst Large Cap Share Buyback Fund Class U	541	1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund invests primarily in the common stocks of large capitalization domestic companies that have engaged in repurchasing a portion of the company’s outstanding shares over the last year. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in large capitalization companies, which the Advisor defines as companies with a market capitalization of $10 billion or more at the time of purchase, that have purchased their own stock over the last year. While the Fund will primarily invest in large capitalization companies, it may also invest in small or medium capitalization companies from time to time and when the large capitalization companies in which the Fund invests lose capitalization between purchase and rebalancing of the portfolio.

The Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”), applies fundamental, technical and/or valuation criteria to select from a universe of large capitalization companies that have purchased their own stock over the last twelve months. The Advisor analyses the companies based on market capitalizations, the size of their buyback ratio (the amount the company has bought back), and their risk-adjusted price momentum and value momentum. The companies selected for the Fund’s portfolio remain in the portfolio until the portfolio is rebalanced. The portfolio is rebalanced as often as every four months in order to remove stocks that are no longer attractive or add stocks that have become attractive according to the investment criteria used by the Advisor, which could result in high portfolio turnover.

The Fund’s strategy is based on the premise that stocks of companies that purchase their own stock will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Buyback Strategy Risk. The announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value.

•	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•	Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•	Turnover Risk. Because the Fund will rebalance its holdings at least every four months, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.afcm-quant.com or by calling 1-877-217-8363.